CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Stock Incentive Plan (Details) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2019	Mar. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of convertible notes issued		$ 248,874
Shares issues upon conversion		279,166
Accrued interest rate		2.57%
Accrued interest		$ 6,571
Repurchase of common stock		62,610
Granted (in shares)			6,935,000		4,790,000
Unrecognized stock-based compensation expense, stock options			$ 16,500		$ 13,000	$ 6,900
Weighted-average period			3 years 9 months 18 days		1 year
Shares available for grant			1,960,118	4,463,000	3,894,467	565,000
Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and warrants to be issued						0
Granted (in shares)			10,000	97,919	97,919
Fair value of shares			$ 300	$ 100	$ 600
Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			6,925,144	4,107,709	4,692,509	2,387,517
Fair value of shares			$ 29,800	$ 8,900	$ 10,100	$ 3,900
2015 stock incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards made under the plan							21,522,567
Vesting percentage							25.00%
Monthly vesting percentage rate							2.0833%
Vesting period							3 years
Expiration period							10 years
Tax benefits from share based compensation							$ 0
2015 stock incentive plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards made under the plan							21,522,567
Make Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%					25.00%
Monthly vesting percentage rate	2.0833%					2.0833%
Vesting period	3 years					3 years
Expiration period	10 years					10 years
Tax benefits from share based compensation	$ 0					$ 0
Options and warrants to be issued	193,223					190,223
Granted (in shares)						0